Investments - Contractual Maturities of Available for Sale Fixed Maturity Securities (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortized Cost
Due within one year	$ 7,098	$ 2,621
Due after one year through five years	68,726	50,677
Due after five years through ten years	55,711	32,471
Due after ten years	27,369	9,896
Mortgage and asset-backed securities	57,719	27,284
Amortized Cost	216,623	122,949	$ 102,301
Fair Value
Due within one year	7,099	2,614
Due after one year through five years	69,853	49,802
Due after five years through ten years	59,609	32,518
Due after ten years	28,630	9,950
Mortgage and asset-backed securities	58,795	27,336
Total	$ 223,986	$ 122,220	$ 101,913